BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Measured at fair value (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Assets	$ 62.0	$ 35.1
Liabilities	65.4	33.0
Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Liabilities	0.0	0.0
Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	16.0	16.5
Liabilities	65.4	33.0
Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	46.0	18.6
Liabilities	0.0	0.0
Financial assets/ liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Assets	10.3	7.2
Liabilities	7.2	9.6
Financial assets/ liabilities at fair value through profit and loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Liabilities	0.0	0.0
Financial assets/ liabilities at fair value through profit and loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	10.3	7.2
Liabilities	7.2	9.6
Financial assets/ liabilities at fair value through profit and loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Liabilities	0.0	0.0
Derivative financial instruments used in cash flow hedge accounting
Disclosure of detailed information about financial instruments [line items]
Assets	5.7	9.3
Liabilities	58.2	23.4
Derivative financial instruments used in cash flow hedge accounting | Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Liabilities	0.0	0.0
Derivative financial instruments used in cash flow hedge accounting | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	5.7	9.3
Liabilities	58.2	23.4
Derivative financial instruments used in cash flow hedge accounting | Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Liabilities	0.0	0.0
Other non-current financial assets at fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Assets	46.0	18.6
Other non-current financial assets at fair value through OCI | Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Other non-current financial assets at fair value through OCI | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	0.0	0.0
Other non-current financial assets at fair value through OCI | Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	$ 46.0	$ 18.6